Employee Future Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Employee Future Benefits
Disclosure of Net Defined Benefit Liability (Asset)

The change in the Company’s accrued benefit obligations is summarized as follows:

	Pension benefit plans Years ended December 31,			Other benefit plans Years ended December 31,
	2019	2018	2017	2019	2018	2017
	$	$	$	$	$	$
Balances – Beginning of the year	13,100	14,145	13,197	105	84	217
Current service cost	41	66	107	8	6	14
Interest cost	239	224	237	2	1	3
Actuarial loss (gain) arising from changes in financial assumptions	1,068	(193)	(694)	(28)	19	(115)
Benefits paid	(483)	(492)	(485)	—	(2)	(66)
Impact of foreign exchange rate changes	(261)	(650)	1,783	(3)	(3)	31
Balances – End of the year	13,704	13,100	14,145	84	105	84
Amounts recognized:
In net loss	(280)	(290)	(344)	18	(26)	98
In other comprehensive (loss) income	(807)	843	(1,089)	(3)	3	(31)

Summary of Significant Actuarial Assumptions Applied to determine Accrued Benefit Obligations

The significant actuarial assumptions applied to determine the Company’s accrued benefit obligations are as follows:

	Pension benefit plans			Other benefit plans
	Years ended December 31,			Years ended December 31,
Actuarial assumptions	2019	2018	2017	2019	2018	2017
	%	%	%	%	%	%
Discount rate	1.10	1.90	1.70	1.90	1.90	1.70
Pension benefits increase	1.50	1.80	1.80	1.50	1.80	1.80
Rate of compensation increase	2.00	2.00	2.00	2.00	2.00	2.00

Summary of Assumptions Translate into an Average Remaining Life Expectancy in Years

Assumptions regarding future mortality are set based on actuarial advice in accordance with published statistics and experience in Germany. These assumptions translate into an average remaining life expectancy in years for a pensioner retiring at age 65:

	2019	2018	2017
Retiring at the end of the reporting period:
Male	20	20	20
Female	24	24	24
Retiring 20 years after the end of the reporting period:
Male	28	28	22
Female	31	31	26

Summary of Undiscounted Defined Pension Benefits Expected to be Paid

In accordance with the assumptions used as at December 31, 2019, undiscounted defined pension benefits expected to be paid, in Euro, are as follows:

$
2020	456
2021	459
2022	462
2023	469
2024	478
Thereafter	12,583
14,907

Summary of Impact on Pension Benefit Obligation
Assumption	Increase	Decrease

Change interest rate by 0.25%	(506)	538
Change salary rate by 0.25%	17	(17)
Change pension by 0.25%	391	(374)
Change mortality by 1 year	519	(518)